Financial Risk Management (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Schedule of Credit Risk for Trade Receivables

At the reporting date, the exposure to credit risk for trade receivables at the reporting date by type of counterparty was as follows:

	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Trade receivables, net	43,850,652	22,853,115
Loan receivables, net	4,655,371	—
	48,506,023	22,853,115

Schedule of Ageing of Trade and Loan Receivables

The ageing of trade and loan receivables at the reporting date was:

	Non- credit impaired	Credit impaired
	US$	US$
2022
Current	25,938,750	432,971
Past due 1 – 60 days	6,413,032	1,040,009
Past due over 60 days	19,145,401	4,900,874
Total gross carrying amount	51,497,183	6,373,854
Loss allowance	(2,991,160)	(6,373,854)
	48,506,023	—
2021
Current	12,121,046	1,607,907
Past due 1 – 60 days	10,226,905	278,278
Past due over 60 days	867,264	1,860,282
Total gross carrying amount	23,215,215	3,746,467
Loss allowance	(362,100)	(3,746,467)
	22,853,115	—

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Carrying amount	Contractual cash flows	Within 1 year	Within 1 to 5 years	More than 5 years
	US$	US$	US$	US$	US$
2022
Non-derivative financial liabilities
Other payables*	15,397,623	19,270,448	17,770,448	1,500,000	—
Lease liability	1,538,808	1,667,720	481,793	1,185,927	—
	16,936,431	20,938,168	18,252,241	2,685,927	—

2021
Non-derivative financial liabilities
Other payables*	6,918,641	6,918,641	6,918,641	—	—
Lease liability	1,128,965	1,196,487	312,127	884,360	—
	8,047,606	8,115,128	7,230,768	884,360	—
*	excludes provisions

Schedule of Foreign Currency Risk

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Singapore dollars
Cash and cash equivalents	139,097	185,667
Other payables	—	(78,621)
Lease liabilities	(1,059,681)	(1,128,965)
	(920,584)	(1,021,919)

Summary of Increase in Profit or Loss by 5% Strengthening of United States Dollars

A 5% strengthening of United States dollars against the following currency at the reporting date would have increased profit or loss by the amounts shown below.  This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period.  The analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit/(Loss)
	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Singapore dollars	46,029	51,096

Summary of Accounting Classification and Carrying Amounts of Financial Instruments not Recognised at Fair Value

The following table sets out the accounting classification and carrying amounts of the Group’s financial instruments not recognised at fair value.

	Fair value through profit and loss	Amortised cost	Total carrying amount
	US$	US$	US$
2022
Financial assets
Trade receivables	—	43,850,652	43,850,652
Loan receivables	—	4,655,371	4,655,371
Other assets#	—	523,116	523,116
Cash and cash equivalents	—	68,809,057	68,809,057
Other investments	25,142,783	—	25,142,783
	25,142,783	117,838,196	142,980,979
Financial liabilities
Other payables*	1,067,321	14,330,302	15,397,623
Warrants liabilities	3,039,141	—	3,039,141
Lease liabilities	—	1,538,808	1,538,808
	4,106,462	15,869,110	19,975,572

2021
Financial assets
Trade receivables	—	22,853,115	22,853,115
Other assets#	—	490,631	490,631
Cash and cash equivalents	—	134,025,561	134,025,561
Restricted cash	—	35,686,643	35,686,643
	—	193,055,950	193,055,950
Financial liabilities
Other payables*	—	6,918,641	6,918,641
Warrants liabilities	43,811,798	—	43,811,798
Lease liabilities	—	1,128,965	1,128,965
	43,811,798	8,047,606	51,859,404

#exclude prepayments

*exclude provisions